FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 2 (Details) - Level 2 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	$ 298	$ 438
Derivative liabilities, fair value	(416)	(638)
Total interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	1	0
Derivative liabilities, fair value	0	0
Other interest rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	258	8
Derivative assets, fair value	1	0
Derivative liabilities, notional amount	15	20
Derivative liabilities, fair value	0	0
Total foreign exchange rate instruments
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	102	266
Derivative liabilities, fair value	(165)	(518)
Forward purchase contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	168	499
Derivative assets, fair value	4	35
Derivative liabilities, notional amount	116	195
Derivative liabilities, fair value	(6)	(39)
Forward sale contracts
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	332	59
Derivative assets, fair value	6	6
Derivative liabilities, notional amount	389	1,088
Derivative liabilities, fair value	(12)	(113)
Exchange option purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,063	4,203
Derivative assets, fair value	15	67
Derivative liabilities, notional amount	1,368	75
Derivative liabilities, fair value	(5)	0
Exchange options sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	3,974	1
Derivative assets, fair value	43	0
Derivative liabilities, notional amount	3,333	3,602
Derivative liabilities, fair value	(55)	(294)
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative assets, fair value	195	172
Derivative liabilities, fair value	(251)	(120)
Term contracts sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	486	386
Derivative assets, fair value	58	26
Derivative liabilities, notional amount	371	302
Derivative liabilities, fair value	(38)	(44)
Term contracts purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,082	571
Derivative assets, fair value	126	146
Derivative liabilities, notional amount	1,249	651
Derivative liabilities, fair value	(196)	(76)
Options sales/purchases
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	633	3
Derivative assets, fair value	11	0
Derivative liabilities, notional amount	391	0
Derivative liabilities, fair value	(17)	0
Currency swaps sales
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	1,339	1,189
Derivative assets, fair value	10	7
Derivative liabilities, notional amount	4,169	3,734
Derivative liabilities, fair value	(81)	(55)
Currency swaps purchase
Disclosure of detailed information about financial instruments [line items]
Derivative asset, notional amount	3,216	2,614
Derivative assets, fair value	24	151
Derivative liabilities, notional amount	534	1,701
Derivative liabilities, fair value	$ (6)	$ (17)